SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 98.73%
Argentina — 1.61%
2,400	MercadoLibre, Inc.*	$3,236,160

Australia — 1.29%
39,235	Rio Tinto Plc	2,587,403

Austria — 1.25%
53,604	Erste Group Bank AG	2,512,978

Belgium — 3.34%
87,999	Anheuser-Busch InBev NV	5,305,457
34,870	Umicore SA	1,422,503
		6,727,960
Denmark — 3.10%
48,741	Orsted A/S(a)	6,242,119

Finland — 2.91%
118,953	Neste Oyj	5,854,366

Germany — 4.31%
134,825	Deutsche Post AG	8,672,052

Hong Kong — 3.97%
791,600	AIA Group Ltd.	7,989,498

India — 4.21%
130,366	HDFC Bank Ltd., ADR	8,482,916

Ireland — 2.19%
34,042	Kerry Group Plc, Class A	4,391,955
131	Kerry Group Plc, Class A	16,779
		4,408,734
Japan — 14.65%
323,200	Astellas Pharma, Inc.	5,260,252
104,200	MISUMI Group, Inc.	4,280,743
95,502	Nidec Corp.	11,297,352
26,800	Oriental Land Co. Ltd	4,519,207
68,100	Recruit Holdings Co. Ltd.	4,144,275
		29,501,829
Netherlands — 3.84%
1,592	Adyen NV*,(a)	4,179,004

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
40,415	Koninklijke Philips NV	$1,495,825
17,432	Wolters Kluwer NV	2,051,764
		7,726,593
Norway — 1.54%
116,771	Equinor ASA	3,092,015

Singapore — 3.36%
279,690	DBS Group Holdings Ltd.	6,773,802

South Africa — 3.86%
50,079	Naspers Ltd., N Shares	7,772,820

Spain — 3.87%
241,761	Industria de Diseno Textil SA	7,796,803

Sweden — 0.97%
59,965	Essity AB, Class B	1,956,346

Switzerland — 10.25%
5,476	Partners Group Holding AG	9,039,832
27,960	Roche Holding AG	11,599,521
		20,639,353
Taiwan — 9.25%
6,540,797	E.Sun Financial Holding Co. Ltd.	6,629,466
99,718	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,997,072
		18,626,538
Thailand — 1.41%
3,289,600	Minor International Public Co. Ltd.*	2,828,500

United Kingdom — 15.88%
67,887	Croda International Plc	9,298,581
96,441	InterContinental Hotels Group Plc*	6,234,821
891,005	Legal & General Group Plc	3,598,141
14,634	Linde Plc	5,078,110
339,432	St. James’s Place Plc	7,756,782
		31,966,435
Zambia — 1.67%
140,771	First Quantum Minerals Ltd.	3,368,622

Total Common Stocks		198,763,842
(Cost $157,686,378)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Rights/Warrants — 0.01%
Thailand — 0.01%
96,914	Minor International Public Co. Ltd., Warrants Expire 12/31/23*	$12,127
87,828	Minor International Public Co. Ltd., Warrants Expire 12/31/24*	8,361
Total Rights/Warrants		20,488
(Cost $0)
Investment Company — 0.93%
1,878,943	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,878,943
Total Investment Company		1,878,943
(Cost $1,878,943)
Total Investments		$200,663,273
(Cost $159,565,321) — 99.67%
Other assets in excess of liabilities — 0.33%		654,888
NET ASSETS — 100.00%		$201,318,161

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	26.22%
Consumer Discretionary	16.09%
Industrials	15.12%
Materials	10.81%
Health Care	9.12%
Information Technology	8.03%
Consumer Staples	5.80%
Energy	4.44%
Utilities	3.10%
Other*	1.27%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.